Plant and Equipment - Schedule of Carrying Amount of the Plant and Equipment (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Gross Carrying Amount [Member] | Motor vehicle [Member]
Schedule of Carrying Amount of the Plant and Equipment [Line Items]
Motor vehicle	RM 588,490	$ 139,701	RM 284,970	$ 63,673